Schedule of Investments (unaudited)	iShares® Inflation Hedged High Yield Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.3%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	32,063	$2,518,228

Total Investment Companies
(Cost: $2,372,166)		2,518,228

Short-Term Securities

Money Market Funds — 48.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(a)(c)(d)	1,209,916	1,210,400
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(a)(c)	70,000	70,000

Total Short-Term Securities — 48.5%
(Cost: $1,280,400)		1,280,400

Total Investments in Securities — 143.8%
(Cost: $3,652,566)		3,798,628

Liabilities in Excess of Other Assets — (43.8)%		(1,157,152)

Net Assets — 100.0%		$2,641,476

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,124,769	$85,281	(a)	$—	$465	$(115)	$1,210,400	1,209,916	$3,551	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	60,000	10,000	(a)	—	—	—	70,000	70,000	2,730		—
iShares iBoxx $ High Yield Corporate Bond ETF	2,339,947	—		(14,037)	369	191,949	2,518,228	32,063	112,096		—
					$834	$191,834	$3,798,628		$118,377		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
		1-Day SOFR,
3.18%	Annual	5.38%	Annual	N/A	01/17/30	USD	15	$337	$—	$337

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged High Yield Bond ETF
July 31, 2024

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(000)		Value	(Received)	(Depreciation)
		U.S. CPI Urban
		Consumers
2.58%	At Termination	NSA	At Termination	11/22/24	USD	8	$66	$—	$66
		U.S. CPI Urban
		Consumers
2.51%	At Termination	NSA	At Termination	05/31/25	USD	107	(676)	17	(693)
		U.S. CPI Urban
		Consumers
3.13%	At Termination	NSA	At Termination	07/12/25	USD	239	962	4	958
		U.S. CPI Urban
		Consumers
2.74%	At Termination	NSA	At Termination	12/07/25	USD	17	6	—	6
		U.S. CPI Urban
		Consumers
2.09%	At Termination	NSA	At Termination	01/11/26	USD	115	634	1	633
		U.S. CPI Urban
		Consumers
2.35%	At Termination	NSA	At Termination	02/07/26	USD	14	136	—	136
		U.S. CPI Urban
		Consumers
2.47%	At Termination	NSA	At Termination	03/19/26	USD	85	(106)	1	(107)
		U.S. CPI Urban
		Consumers
2.50%	At Termination	NSA	At Termination	04/13/26	USD	43	110	—	110
		U.S. CPI Urban
		Consumers
2.36%	At Termination	NSA	At Termination	06/01/26	USD	115	807	1	806
		U.S. CPI Urban
		Consumers
2.41%	At Termination	NSA	At Termination	07/12/26	USD	21	93	—	93
		U.S. CPI Urban
		Consumers
2.56%	At Termination	NSA	At Termination	04/16/27	USD	11	(56)	51	(107)
		U.S. CPI Urban
		Consumers
2.57%	At Termination	NSA	At Termination	04/24/27	USD	13	(74)	25	(99)
		U.S. CPI Urban
		Consumers
2.90%	At Termination	NSA	At Termination	07/12/27	USD	124	348	1	347
		U.S. CPI Urban
		Consumers
2.62%	At Termination	NSA	At Termination	02/28/28	USD	8	15	—	15
		U.S. CPI Urban
		Consumers
2.57%	At Termination	NSA	At Termination	04/16/29	USD	13	(90)	—	(90)
		U.S. CPI Urban
		Consumers
2.58%	At Termination	NSA	At Termination	04/24/29	USD	11	(84)	32	(116)
		U.S. CPI Urban
		Consumers
2.75%	At Termination	NSA	At Termination	07/12/29	USD	488	2,578	8	2,570
		U.S. CPI Urban
		Consumers
2.52%	At Termination	NSA	At Termination	10/11/29	USD	13	76	—	76
		U.S. CPI Urban
		Consumers
2.71%	At Termination	NSA	At Termination	12/07/29	USD	24	(166)	—	(166)

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged High Yield Bond ETF
July 31, 2024

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	(000)		Value	(Received)	(Depreciation)
		U.S. CPI Urban
		Consumers
2.51%	At Termination	NSA	At Termination	12/22/29	USD	25	$122	$1	$121
		U.S. CPI Urban
		Consumers
2.44%	At Termination	NSA	At Termination	02/07/30	USD	20	181	—	181
		U.S. CPI Urban
		Consumers
2.48%	At Termination	NSA	At Termination	06/01/30	USD	30	121	—	121
		U.S. CPI Urban
		Consumers
2.61%	At Termination	NSA	At Termination	08/23/30	USD	28	(175)	—	(175)
		U.S. CPI Urban
		Consumers
2.44%	At Termination	NSA	At Termination	01/30/31	USD	13	25	—	25
		U.S. CPI Urban
		Consumers
2.48%	At Termination	NSA	At Termination	02/26/31	USD	26	(4)	1	(5)
		U.S. CPI Urban
		Consumers
2.48%	At Termination	NSA	At Termination	03/19/31	USD	34	(35)	1	(36)
		U.S. CPI Urban
		Consumers
2.56%	At Termination	NSA	At Termination	04/05/31	USD	21	(139)	—	(139)
		U.S. CPI Urban
		Consumers
2.59%	At Termination	NSA	At Termination	04/16/31	USD	14	(136)	39	(175)
		U.S. CPI Urban
		Consumers
2.58%	At Termination	NSA	At Termination	05/31/34	USD	13	(162)	44	(206)
							$4,377	$227	$4,150

OTC Inflation Swaps

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	USD	508	$(597)	$—	$(597)

2.82%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/32	USD	98	(596)	—	(596)
								$(1,193)	$—	$(1,193)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged High Yield Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,518,228	$—	$—	$2,518,228
Short-Term Securities
Money Market Funds	1,280,400	—	—	1,280,400
	$3,798,628	$—	$—	$3,798,628
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$6,264	$—	$6,264
Interest Rate Contracts	—	337	—	337
Liabilities
Inflation Linked Contracts	—	(3,307)	—	(3,307)
	$—	$3,294	$—	$3,294

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate

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